Income Taxes (Details) - Schedule of Income Tax Information - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Information [Abstract]
Income tax expense					$ 800	$ 1,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%